ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2020
ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE
ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE

7. ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE

On December 25, 2019, a subsidiary of the Company entered into a proposed acquisition agreement with Jiangxi Tongli Risheng New Energy Technology Co., Ltd (the “Buyer”) for sale of the Company’s solar power plant subsidiaries in China under the electricity generation revenue segment. The associated assets and liabilities of the solar power plant subsidiaries were consequently presented as held for sale in the consolidated balance sheet.

As of December 31, 2020, the sale of all subsidiaries of the Company classified as held for sale in 2019 has been consummated. In December 2020, the Company entered into new proposed acquisition agreements with Shanghai Qirong New Energy Technology Co., Ltd. and Shanghai Tianyu New Energy Technology Co., Ltd. (the “Buyers”) for sale of the Company’s certain other solar power plant subsidiaries in China under electricity generation revenue segment. The transaction is expected to be consummated within one year from the Company’s consolidated balance sheet date.

	At December 31,
	2019	2020
Assets classified as held for sale
Cash and cash equivalents	$427,299	$53,899
Accounts receivable, net	2,636,581	184,920
Value added tax recoverable	747,646	158,213
Prepaid expenses and other current assets	1,593,391	23,075
Property, plant and equipment, net	13,290,761	2,169,527
Operating lease right-of-use asset	1,230,574	—
Impairment of assets(1)	(1,347,626)	(318,619)

Total assets classified as held for sale	18,578,626	2,271,015

Liabilities classified as held for sale
Accounts payable	58,525	—
Other current liabilities	—	1,659,753
Operating lease liabilities	1,229,918	—
Failed sales leased back and finance lease liability	7,879,923	529,012

Total liabilities classified as held for sale	$9,168,366	$2,188,765
(1)

As a result of the acquisition agreement, the Company reassessed the value of net assets on the solar power plant to the lower of carrying amount or fair value less cost to sell. As of December 31, 2019 and 2020, the impairment loss of $1,347,626 and $318,619, respectively, has been applied to reduce the carrying amount of these assets classified as held for sale.